Offerings	May 06, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate offering or number of securities of each class identified is being registered as may be offered from time to time at indeterminate prices. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares that may be offered or issued in connection with any stock split, stock dividend or similar transaction. The securities registered hereunder also include an indeterminate number of securities as may from time to time be issued upon conversion or exchange for debt securities or upon exercise of the warrants, as the case may be. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Warrants to purchase debt securities or common stock of the registrant may be sold separately or with debt securities or common stock of the registrant. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of registration fees and will pay such fees on a "pay-as-you-go" basis in advance of or in connection with an offering of securities registered under this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock or Debt Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1.